Accumulated Other Comprehensive Loss (AOCL) - Changes in components of Accumulated other comprehensive loss (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	$ (113,893)				$ (112,650)				$ (117,682)	$ (112,650)	$ (117,682)	$ (91,832)
Other comprehensive income (loss) before reclassifications										(9,521)	7,311	(43,345)
Net amount reclassified to net loss										8,278	(2,279)	4,844
Elimination of equity in investee resulting from acquisition												12,651
Ending Balance	(113,181)	$ (113,893)				$ (112,650)				(113,893)	(112,650)	(117,682)
Cost of goods sold	348,935				321,906					1,330,136	1,908,544	1,729,243
Helguvik impairment										152,220	0	0
Selling, general and administrative expenses	10,702				9,625					40,264	42,115	49,195
Other operating expense, net	(973)				(881)					(3,857)	(7,436)	(12,481)
Income tax benefit (expense)	308				2,070					(2,824)	(9,276)	(18,308)
Net income (loss)	(15,139)	(168,464)	$ (58,273)	$ (9,515)	(16,163)	(43,080)	$ (56,112)	$ (33,897)	73,779	(252,415)	(59,310)	126,474
Defined benefit plan liabilities [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	(116,181)				(110,667)				(115,852)	(110,667)	(115,852)	(77,921)
Other comprehensive income (loss) before reclassifications										(9,521)	7,311	(42,926)
Net amount reclassified to net loss	750				861					4,007	(2,126)	4,995
Elimination of equity in investee resulting from acquisition												0
Ending Balance		(116,181)				(110,667)				(116,181)	(110,667)	(115,852)
Equity in investee other comprehensive income [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	0				0				0	0	0	(12,232)
Other comprehensive income (loss) before reclassifications										0	0	(419)
Net amount reclassified to net loss										0	0	0
Elimination of equity in investee resulting from acquisition												12,651
Ending Balance		0				0				0	0	0
Gain (loss) on financial instruments [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	2,288				(1,983)				$ (1,830)	(1,983)	(1,830)	(1,679)
Other comprehensive income (loss) before reclassifications										0	0	0
Net amount reclassified to net loss	(38)				(38)					4,271	(153)	(151)
Elimination of equity in investee resulting from acquisition												0
Ending Balance		$ 2,288				$ (1,983)				2,288	(1,983)	(1,830)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined benefit plan liabilities [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Cost of goods sold	1,307				777					3,464	(1,696)	6,237
Selling, general and administrative expenses	132				125					465	235	569
Other operating expense, net	394				350					1,585	904	0
Income tax benefit (expense)	(1,083)				(391)					(1,507)	(1,569)	(1,811)
Net income (loss)	750				861					4,007	(2,126)	4,995
Reclassification out of Accumulated Other Comprehensive Income [Member] | Equity in investee other comprehensive income [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Cost of goods sold										0	0	0
Income tax benefit (expense)										0	0	(419)
Net income (loss)										0	0	(419)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Gain (loss) on financial instruments [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Cost of goods sold	(46)				(46)					(185)	(186)	(185)
Helguvik impairment										4,480	0	0
Income tax benefit (expense)	8				8					(24)	33	34
Net income (loss)	$ (38)				$ (38)					$ 4,271	$ (153)	$ (151)